STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				3 Months Ended			11 Months Ended	12 Months Ended
	Nov. 30, 2023	Nov. 21, 2023	Sep. 07, 2023	Nov. 30, 2023	Nov. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Aug. 31, 2023	Aug. 31, 2022	Oct. 26, 2022	Dec. 20, 2021	Dec. 16, 2021	Dec. 15, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	1,000,000,000			1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000			75,000,000
Common stock, par value	$ 0.001			$ 0.001		$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001
Issuance of common stock for convertible bonds, shares									1,116,055
Issuance of common stock for convertible bonds									$ 1,004,442
Number of shares, issued	0			373,822	30,000			427,536
Shares issued price per share	$ 2.50			$ 2.50				$ 2.50
Proceeds from issuance of common stock					$ 299,055	$ 75,000		$ 1,068,728	185,185
Proceeds from capital contribution					$ 100			266,517	199,845
Proceeds from shares issued									$ 75,000
Number of common stock to be issued										30,000
Gross proceeds								$ 934,534
Common stock, shares issued	102,742,362			102,742,362		101,853,397		102,310,933	101,853,397		101,779,323
Common stock, shares outstanding	102,742,362			102,742,362		101,853,397		102,310,933	101,853,397		101,779,323
Number of shares to be issued					0
15 Referral Agents [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued				52,107
Two Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, service		5,500
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued		373,822
Shares issued price per share		$ 2.50
Proceeds from issuance of common stock		$ 21,645	$ 912,889
Number of shares issued, service		500
Subsequent Event [Member] | 15 Referral Agents [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued		52,107
Subsequent Event [Member] | Two Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, service		5,500
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for convertible bonds, shares									1,116,055
Issuance of common stock for convertible bonds									$ 1,116
Number of shares, issued				431,429	149,621			457,536	14,517,575
Shares issued price per share					$ 2.50
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued					6,000,000				6,000,000
Shares issued price per share						$ 2.50			$ 2.50
Common Stock [Member] | Series of Offerings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value					$ 0.001			$ 0.001
Number of shares, issued					119,621				74,074
Shares issued price per share					$ 2.50	$ 2.50			$ 2.50
Proceeds from issuance of common stock					$ 299,055		$ 185,185
Common Stock [Member] | Investment Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued									14,443,501
Common Stock [Member] | Share Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued									30,000
Issuance of common stock for cash, shares									72,000
Common Stock [Member] | Dr. Low [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued									83,147,767